Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 8 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Land and land improvements	$1,679	$1,846
Buildings	5,776	5,790
Furniture, fixtures and equipment	2,867	3,048

	10,322	10,684
Less: accumulated depreciation	(4,788)	(4,668)

	$5,534	$6,016

The decrease in land and land improvements for the year ended December 31, 2011 was due to $167 transferred to assets held for sale related to a parcel of land adjacent to the Company’s Fairlawn office that is currently offered for sale.

CFBank leases certain office properties. Rent expense was $4, $8, and $212 for 2011, 2010 and 2009.

In May 2010, CFBank entered into a 5 year operating lease for a mortgage loan production office in Green, Ohio, which was cancellable after 1 year. This lease was cancelled in April 2011. Monthly payments on this lease were $1 through April 2011. Total rent expense under this operating lease was $4 and $8 in 2011 and 2010.

The Holding Company was a one-third owner of Smith Ghent LLC, an Ohio limited liability company that owns and manages the office building at 2923 Smith Road, Fairlawn, Ohio 44333, where the Holding Company’s and CFBank’s headquarters are located. In October 2009, the Holding Company purchased the remaining two-thirds interest, making Smith Ghent LLC a wholly owned subsidiary of the Holding Company. CFBank entered into a 10 year operating lease with Smith Ghent LLC in March 2004 that provided for monthly payments of $11, increasing 2% annually for the life of the lease through March 2014. During 2008, the lease was amended for additional office space and provided for additional monthly payments of $3 through June 30, 2009, at which time the monthly payment continued on a month-to-month basis. Since the purchase of the remaining two-thirds interest in Smith Ghent LLC, both rent expense paid by CFBank and rental income to Smith Ghent LLC are eliminated in consolidation. Total rent expense under this operating lease, as amended, and common area maintenance costs was $212 in 2009.